S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 03, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	no other person will have a direct or indirect material interest in our sponsor